COST OF SERVICES AND ADMINISTRATIVE EXPENSES	12 Months Ended
Apr. 30, 2026
Cost Of Services And Administrative Expenses
COST OF SERVICES AND ADMINISTRATIVE EXPENSES

11.	COST OF SERVICES AND ADMINISTRATIVE EXPENSES

Cost of services included the following:

	2026	2025	2024
Salaries and related costs	$357,052	$193,526	$12,500
Defined contribution plan	21,923	4,551	-
Subcontractor costs	678,104	-	-
Other costs	3,312	997	-
Total cost of services	$1,060,391	$199,074	$12,500

Administrative expenses included the following:

	2026	2025	2024
Salaries and related costs	$259,808	$58,969	$20,493
Defined contribution plan	10,500	305	799
Staff welfare	184	178	150
Depreciation of right-of-use assets	20,510	6,741	-
Legal and professional fees	4,522	53,269	75,743
Allowance for expected credit loss	208,974
Other expenses	83,051	17,959	3,102
Total administrative expenses	$587,549	$137,421	$100,287